U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

          Read instructions at end of Form before preparing Form.
                           Please print or type.

1.   Name and address of issuer:

     The Lazard Funds, Inc.
     30 Rockefeller Plaza
     New York, New York  10020

2.   Name of each series or class of funds for which this notice is filed:

     Equity Portfolio                        Bond Portfolio
     International Equity Portfolio          Strategic Yield Portfolio
     International Fixed-Income Portfolio    Small Cap Portfolio
     International Small Cap Portfolio       Emerging Markets Portfolio

3.   Investment Company Act File Number:  811-6312

     Securities Act File Number:  33-40682

4.   Last day of fiscal year for which this notice is filed:

     December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                               [    ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None

9. Number and aggregate sale price of securities sold during the fiscal year:

          Number:  73,983,766           Aggregate sale price:  $927,705,455

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          Number:  73,983,766           Aggregate sale price:  $927,705,455

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (See Instruction B.7):

          Number:  6,948,593            Aggregate sale price:  $ 98,431,963

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $927,705,455

     (ii) Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +$ 98,431,963

    (iii) Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -$307,478,073

     (iv) Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   0

     (v)  Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                              $655,659,345


     (vi) Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x   1/2900

    (vii) Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $ 266,089.43



Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v)
               only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                 [  X  ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: On or about February 27, 1996.


                                SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)* /s/ Gus Coutsouros
                          Gus Coutsouros, Controller


Date:  February 27, 1996

* Please print the name and title of the signing officer below the signature.


Dollar Amount   Lazard       Lazard Int'l Lazard Int'l Lazard Bond  Lazard     Lazard Small  Lazard Int'l Lazard       Total
                Equity       Equity       Fixed        Portfolio    Strategic  Cap Portfolio Small Cap    Emerging
                Portfolio    Portfolio    Portfolio                 Yield                    Portfolio    Markets
                                                                    Portfolio                             Portfolio
-------------   ---------    ------------ ------------ -----------  ---------  ------------  ------------ ---------     -----------
Gross
Subscriptions    55,622,979   497,338,051   13,752,209  24,539,689   22,589,307  239,938,336  45,713,631   28,211,253   927,705,455
Gross Reinvest   12,294,787    19,395,497    4,630,486   1,820,886    5,445,026   54,147,470     584,483      113,328    98,431,963
Gross Redemption(21,085,965) (169,521,331) (10,587,176) (7,556,034) (15,082,042)(122,152,846)(15,419,174)  (9,073,505) (307,478,073)
Net              46,831,801   347,212,211    7,795,519  18,804,541   12,952,291  171,932,960  30,878,940   19,251,076    65,659,345
SEC Fee (1/29th
of 1%)            16,148.90    119,728.35     2,688.11    6,484.32     4,466.31    59,287.23   10,647.91     6,638.30    266,089.43

February 27, 1996



The Lazard Funds, Inc.
30 Rockefeller Plaza
New York, New York  10020


Ladies and Gentlemen:

We are general counsel to your company (the "Fund"). This letter is in response to your request for our opinion in connection with the filing by you of a "Rule 24f-2 Notice" pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. In such notice you have reported the sale during the fiscal year ended December 31, 1995 of an aggregate amount of shares of each Series of the Fund as set forth on Exhibit A hereto (the "Shares").

We have acted as counsel to the Fund in connection with the filing by the Fund of a registration statement, and amendments thereto, with the Securities and Exchange Commission under the Securities Act of 1933, as amended. In so acting, we have examined a copy of the Fund's charter documents, the Rule 24f-2 Notice, the original or reproduced or certified copies of all such records of the Fund, agreements, certificates of officers and representatives of the Fund and others, and such other documents, papers, statutes and authorities as we deemed necessary to form a basis for the opinion hereinafter expressed. As to matters of fact relevant to such opinion, we have relied upon the Rule 24f-2 Notice and statements and certificates of officers and representatives of the Fund and others. We have assumed the genuineness of all signatures and the conformity to the original documents of the copies of documents supplied to us as originals or reproduced copies.

Based upon the foregoing, we are of the opinion that the Shares referred to in the Rule 24f-2 Notice were validly issued, fully paid and non-assessable.

We consent to the filing of this opinion with the Rule 24f-2 Notice referred to above. In giving such permission, we do not admit hereby that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

Very truly yours,



STROOCK & STROOCK & LAVAN

                                                        EXHIBIT A





Name of Series                               Shares

Lazard Equity Portfolio                        3,491,105
Lazard International Equity Portfolio         42,535,462
Lazard International Fixed-Income Portfolio    1,219,616
Lazard Bond Portfolio                          2,500,066
Lazard Strategic Yield Portfolio               2,439,621
Lazard Small Cap Portfolio                    14,336,125
Lazard International Small Cap Portfolio       4,381,937
Lazard Emerging Markets Portfolio              3,079,834

                  U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

          Read instructions at end of Form before preparing Form.
                           Please print or type.

1.   Name and address of issuer:

     The Lazard Funds, Inc.
     30 Rockefeller Plaza
     New York, New York  10020

2.   Name of each series or class of funds for which this notice is filed:

     Special Equity Portfolio

3.   Investment Company Act File Number:  811-6312

     Securities Act File Number:  33-40682

4.   Last day of fiscal year for which this notice is filed:

     December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                               [    ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None

9. Number and aggregate sale price of securities sold during the fiscal year:

          Number:  175,167              Aggregate sale price:  $2,211,152

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          Number:  175,167              Aggregate sale price:  $2,211,152

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (See Instruction B.7):

          Number:  414,107              Aggregate sale price:  $5,125,731

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                      $2,211,152

     (ii) Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                     +$5,125,731

    (iii) Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):      -$7,336,883

     (iv) Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                        +   0

     (v)  Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $   0

     (vi) Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):      x  1/2900

    (vii) Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                          $   0



Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v)
               only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                 [  X  ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: On or about February 27, 1996


                                SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)* /s/ Gus Coutsouros
                          Gus Coutsouros, Controller


Date:  February 27, 1996

* Please print the name and title of the signing officer below the signature.
The Lazard Funds, Inc.
1995 Securities and Exchange Commission Fees in Accordance with Rule 24f-2

DOLLAR AMOUNT                Lazard Special
                             Equity Portfolio
-------------                ----------------
 Gross Subscriptions              $2,211,152
 Gross Reinvest                   $5,125,731
 Gross Redemptions                ($7,336,883)
 Net                                     0

 SEC Fee (1/29th of 1%)                  0

February 27, 1996



The Lazard Funds, Inc.
30 Rockefeller Plaza
New York, New York  10020


Ladies and Gentlemen:

We are general counsel to your company (the "Fund"). This letter is in response to your request for our opinion in connection with the filing by you of a "Rule 24f-2 Notice" pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. In such notice you have reported the sale during the fiscal year ended December 31, 1995 of an aggregate of 175,167 shares of your Special Equity Portfolio (the "Shares").

We have acted as counsel to the Fund in connection with the filing by the Fund of a registration statement, and amendments thereto, with the Securities and Exchange Commission under the Securities Act of 1933, as amended. In so acting, we have examined a copy of the Fund's charter documents, the Rule 24f-2 Notice, the original or reproduced or certified copies of all such records of the Fund, agreements, certificates of officers and representatives of the Fund and others, and such other documents, papers, statutes and authorities as we deemed necessary to form a basis for the opinion hereinafter expressed. As to matters of fact relevant to such opinion, we have relied upon the Rule 24f-2 Notice and statements and certificates of officers and representatives of the Fund and others. We have assumed the genuineness of all signatures and the conformity to the original documents of the copies of documents supplied to us as originals or reproduced copies.

Based upon the foregoing, we are of the opinion that the Shares referred to in the Rule 24f-2 Notice were validly issued, fully paid and non-assessable.

We consent to the filing of this opinion with the Rule 24f-2 Notice referred to above. In giving such permission, we do not admit hereby that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

Very truly yours,



STROOCK & STROOCK & LAVAN